Share-Based Payments - Summary of Group Net Settled in Share-Based Payments (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised	463,897	1,252,558
Withholding obligation | $	$ 133,878	$ 296,432	$ 2,501,992
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Withholding obligation | $		$ 296,432
Performance Rights | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised		158,110
Net settled shares		89,160
Withholding obligation | $		$ 45,304
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised		844,449
Net settled shares		449,961
Withholding obligation | $		$ 251,128